Investments and Recurring Fair Value Measurements (Details) - Schedule of carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities	9 Months Ended
Sep. 30, 2021 USD ($)
Marketable Securities [Line Items]
Carrying Value/ Amortized Cost	$ 345,060,383
Gross Unrealized Loss	(9,094)
Fair Value as of September 30, 2021	345,051,289
Amortization of Bond Discount	60,383
Cash [Member]
Marketable Securities [Line Items]
Carrying Value/ Amortized Cost	435
Fair Value as of September 30, 2021	435
US Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value/ Amortized Cost	345,059,948
Gross Unrealized Loss	(9,094)
Fair Value as of September 30, 2021	345,050,854
Amortization of Bond Discount	$ 60,383